SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2025
Laboratory Equipment [Member]
Statement [Line Items]
Property and equipment estimated useful lives	5 years
Office Equipment And Fixtures [Member]
Statement [Line Items]
Property and equipment estimated useful lives	5 years
Computer Equipment [Member]
Statement [Line Items]
Property and equipment estimated useful lives	3 years